Employee benefit plans - Amounts Expected to be Recognized in Net Periodic Benefit Income (Cost) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	$ 1,818	$ 1,651
Pensions | United States
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	1,599	1,399
Accrued benefit cost	(112)	(120)
Total pension and healthcare benefits	1,487	1,279
Pensions | Foreign
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	219	252
Accrued benefit cost	(56)	(45)
Total pension and healthcare benefits	163	207
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	43	21
Total pension and healthcare benefits	43	21
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(2)	(2)
Total pension and healthcare benefits	$ (2)	$ (2)